Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2014
Significant Accounting Policies
Summary of financial assets and liabilities measured at fair value on a recurring basis

	At December 31, 2012				At December 31, 2013				At June 30, 2014 (unaudited)
	Level 1	Level 2	Level 3	Total Fair Value	Level 1	Level 2	Level 3	Total Fair Value	Level 1	Level 2	Level 3	Total Fair Value
Cash equivalents	$6,807	$—	$—	$6,807	$7,726	$—	$—	$7,726	$98,929	$—	$—	$98,929

Total Assets	$6,807	$—	$—	$6,807	$7,726	$—	$—	$7,726	$98,929	$—	$—	$98,929

Contingent consideration	$—	$—	$1,798	$1,798	$—	$—	$—	$—	$—	$—	$—	$—

Total Liabilities	$—	$—	$1,798	$1,798	$—	$—	$—	$—	$—	$—	$—	$—

Summary of changes in Level 3 financial instruments

	Warrants	Contingent Consideration
Fair value, at December 31, 2010	$670	$—
Contingent consideration from acquisitions	—	428
Changes in fair value	1,882	—
Conversion of preferred stock warrants to common stock warrants	(2,552)	—

Fair value, at December 31, 2011	$—	$428
Changes in fair value	—	1,370

Fair value, at December 31, 2012	$—	$1,798
Changes in fair value	—	95
Payments on contingent consideration	—	(1,893)

Fair value, at December 31, 2013 and June 30, 2014 (unaudited)	$—	$—

Summary of changes in the allowance for doubtful accounts and sales allowances

	Year Ended December 31,
	2011	2012	2013
Allowances, at beginning of period	$433	$2,369	$1,621
Charged as a reduction of revenue	6,304	6,898	6,985
Charged to bad debt expense in general and administrative expenses	137	668	153
Write-offs, net of recoveries	(4,505)	(8,314)	(6,575)

Allowances, at end of period	$2,369	$1,621	$2,184

Schedule of fair value of awards granted to employees using the Black Scholes option pricing model

	Year Ended December 31,			Six Months Ended June 30,
	2011	2012	2013	2013	2014
				(unaudited)
Risk-free interest rate	2.04%	0.96%	1.41%	1.10%	1.95%
Expected term (years)	6.01	6.00	6.06	6.07	6.26
Expected volatility	48%	60%	61%	63%	58%
Dividend yield	—	—	—	—	—

Schedule of anti-dilutive shares excluded from the calculation of diluted net loss per share attributable to common stockholders

	December 31,			June 30,
	2011	2012	2013	2013	2014
				(unaudited)
Options to purchase common stock	15,243	15,419	18,363	16,078	26,665
Common stock warrants	8,697	5,154	5,931	5,251	3,981
Conversion of convertible preferred stock	—	—	2,857	2,857	—
Unvested restricted stock awards	469	122	55	95	741
Contingently redeemable shares	—	126	—	189	—
Convertible promissory notes	—	3,444	—	—	—

Total shares excluded from net loss per share attributable to common stockholders	24,409	24,265	27,206	24,470	31,387

Internally developed software
Significant Accounting Policies
Schedule of amortization expense with respect to capitalized software development costs

Years ended December 31,
2014	4,626
2015	3,521
2016	1,690

Total amortization expense	$9,837

Preferred Stock Warrants converted to common stock warrants
Significant Accounting Policies
Schedule of fair value of convertible preferred stock warrants using the Black-Scholes option pricing model

2011
Risk-free interest rate	0.01% - 0.30%
Expected term (years)	0.3 - 2.7
Expected volatility	45.00%
Dividend yield	—